Note 3 - Acquisitions - Acquisition of Champion Connection Purchase Price Allocation (Details) (Parentheticals)	Jul. 01, 2013
CFO GB [Member]
% shares (Dimensionless number)	30.00%
CFO MF [Member]
% shares (Dimensionless number)	30.00%
CFO MF [Member] | Contingent Consideration [Member]
% shares (Dimensionless number)	5.00%